ANNUAL REPORT
DECEMBER 31, 1997



                      THE TRAVELERS VARIABLE LIFE INSURANCE
                      SEPARATE ACCOUNT ONE




[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                       TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:
        Investments in eligible funds at market value:
                The Travelers Series Trust, 174,170 shares (cost $1,825,638) ...........       $ 1,858,486
                Travelers Series Fund Inc., 5,330,072 shares (cost $26,215,188) ........        30,060,997
                Greenwich Street Series Fund, 258,893 shares (cost $3,971,991) .........         4,561,699
                Smith Barney Concert Allocation Series Inc., 4,172 shares (cost $47,357)            46,685
                                                                                               -----------
                                Total Investments (cost $32,060,174) ...................                        $36,527,867

        Receivables:
                Dividends ..............................................................                              6,768
                Premium payments and transfers from other Travelers accounts ...........                             30,800
                                                                                                                -----------

                        Total Assets ...................................................                         36,565,435
                                                                                                                -----------

LIABILITIES:
        Payable for contract surrenders and transfers to other Travelers accounts ......                             30,798
        Accrued liabilities ............................................................                              2,401
                                                                                                                -----------

                        Total Liabilities ..............................................                             33,199
                                                                                                                -----------

NET ASSETS:                                                                                                     $36,532,236
                                                                                                                ===========

                        See Notes to Financial Statements

                      THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
        Dividends ......................................................................                        $   465,479

EXPENSES:
        Insurance charges ..............................................................       $   233,340
        Administrative fees ............................................................           113,217
                                                                                               -----------

                Total expenses .........................................................                            346,557
                                                                                                                -----------

                        Net investment income ..........................................                            118,922
                                                                                                                -----------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
        Realized gain from investment transactions:
                Proceeds from investments sold .........................................        12,722,440
                Cost of investments sold ...............................................        12,383,302
                                                                                               -----------

                        Net realized gain ..............................................                            339,138

        Change in unrealized gain on investments:
                Unrealized gain at December 31, 1996 ...................................         1,262,660
                Unrealized gain at December 31, 1997 ...................................         4,467,693
                                                                                               -----------

                        Net change in unrealized gain for the year .....................                          3,205,033
                                                                                                                -----------

                                Net realized gain and change in unrealized gain ........                          3,544,171
                                                                                                                -----------

        Net increase in net assets resulting from operations ...........................                        $ 3,663,093
                                                                                                                ===========


                        See Notes to Financial Statements

                      THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                                             1997                 1996
                                                                                             ----                 ----
OPERATIONS:
        Net investment income .....................................................       $    118,922        $    414,810
        Net realized gain from investment transactions ............................            339,138             104,715
        Net change in unrealized gain on investments ..............................          3,205,033           1,261,716
                                                                                          ------------        ------------

                Net increase in net assets resulting from operations ..............          3,663,093           1,781,241
                                                                                          ------------        ------------

UNIT TRANSACTIONS:
        Participant premium payments
                (applicable to 11,877,130 and 20,300,668 units, respectively) .....         12,668,925          20,747,433
        Participant transfers from other Travelers accounts
                (applicable to 9,594,528 and 16,483,710 units, respectively) ......         12,632,833          17,805,104
        Growth rate intra-fund transfer in
                (applicable to 14,024,894 units) ..................................         17,848,901                   -
        Contract surrenders
                (applicable to 603,379 and 289,255 units, respectively) ...........           (713,491)           (314,374)
        Participant transfers to other Travelers accounts
                (applicable to 12,446,521 and 19,639,934 units, respectively) .....        (13,416,453)        (20,145,618)
        Growth rate intra-fund transfer out
                (applicable to 14,055,338 units) ..................................        (17,848,901)                  -
                                                                                          ------------        ------------

                        Net increase in net assets resulting from unit transactions         11,171,814          18,092,545
                                                                                          ------------        ------------

                                Net increase in net assets ........................         14,834,907          19,873,786

NET ASSETS:
        Beginning of year .........................................................         21,697,329           1,823,543
                                                                                          ------------        ------------

        End of year ...............................................................       $ 36,532,236        $ 21,697,329
                                                                                          ============        ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Variable Life Insurance Separate Account One ("Separate Account One") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Separate Account One is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant premium payments applied to Separate Account One are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Separate Account One are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000, Zero Coupon Bond Fund Portfolio Series 2005 and MFS Emerging Growth Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio, TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series
    Fund); and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account One in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account One form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account One. Separate Account One is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $24,056,259 and $12,722,440, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $32,060,174 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $4,471,046. Gross unrealized depreciation for all investments at December 31, 1997 was $3,353.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 0.90% of the average net assets of Separate Account One on an annual basis. (Contracts in this category are identified as Price 1 in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price 2 in Note 4.)

    Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.40% of the average net assets of Separate Account One on an annual basis.

    Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $15,103 in satisfaction of such contingent surrender charges for the year ended December 31, 1997. No contingent surrender charges were received for the year ended December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY



                                                                         DECEMBER 31, 1997
                                                         --------------------------------------------------
                                                                                   UNIT           NET
                                                                 UNITS             VALUE         ASSETS
                                                                 -----             -----         ------
THE TRAVELERS SERIES TRUST
        Zero Coupon Bond Fund Portfolio Series 1998
                Price 1 ................................            36,036       $    1.074   $    38,703
                Price 2 ................................           208,054            1.077       224,122
        Zero Coupon Bond Fund Portfolio Series 2000
                Price 1 ................................            99,366            1.072       106,562
                Price 2 ................................           390,450            1.076       419,974
        Zero Coupon Bond Fund Portfolio Series 2005
                Price 1 ................................           240,393            1.095       263,348
                Price 2 ................................           392,335            1.099       431,077
        MFS Emerging Growth Portfolio
                Price 1 ................................           257,609            1.143       294,429
                Price 2 ................................            70,065            1.144        80,149

TRAVELERS SERIES FUND INC. .............................
        Alliance Growth Portfolio
                Price 1 ................................         1,142,834            1.679     1,918,642
                Price 2 ................................         2,061,808            1.684     3,472,769
        Van Kampen American Capital Enterprise Portfolio
                Price 1 ................................           846,483            1.560     1,320,712
                Price 2 ................................         1,318,054            1.565     2,062,810
        TBC Managed Income Portfolio
                Price 1 ................................           330,049            1.094       361,054
                Price 2 ................................           126,473            1.097       138,745
        Smith Barney High Income Portfolio
                Price 1 ................................           393,697            1.290       507,728
                Price 2 ................................         1,428,850            1.294     1,848,701
        Smith Barney International Equity Portfolio
                Price 1 ................................           628,414            1.212       761,394
                Price 2 ................................         1,547,095            1.215     1,880,184
        Smith Barney Income and Growth Portfolio
                Price 1 ................................         1,075,064            1.473     1,583,574
                Price 2 ................................         1,222,518            1.478     1,806,374
        Smith Barney Money Market Portfolio
                Price 1 ................................         3,043,238            1.084     3,298,171
                Price 2 ................................           326,323            1.087       354,842
        Putnam Diversified Income Portfolio
                Price 1 ................................           501,013            1.134       567,915
                Price 2 ................................           564,387            1.137       641,661
        MFS Total Return Portfolio
                Price 1 ................................           983,798            1.362     1,339,772
                Price 2 ................................         1,735,713            1.366     2,371,103
        AIM Capital Appreciation Portfolio
                Price 1 ................................           932,896            1.282     1,195,576
                Price 2 ................................         2,049,033            1.286     2,634,059

GREENWICH STREET SERIES FUND
        Total Return Portfolio
                Price 1 ................................           860,659            1.491     1,283,412
                Price 2 ................................         2,191,092            1.496     3,277,992

SMITH BARNEY CONCERT ALLOCATION SERIES INC. ............
        Select Growth Portfolio
                Price 1 ................................            46,248            1.009        46,682
                                                                                              -----------
Net Contract Owners' Equity ............................                                      $36,532,236
                                                                                              ===========

5.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                  NO. OF             MARKET
                                                                                    SHARES             VALUE
                                                                                 -------------      ------------
 THE TRAVELERS SERIES TRUST (5.1%)
         Zero Coupon Bond Fund Portfolio Series 1998 (Cost $265,523)                   26,206       $   262,842
         Zero Coupon Bond Fund Portfolio Series 2000 (Cost $524,824)                   52,187           526,570
         Zero Coupon Bond Fund Portfolio Series 2005 (Cost $662,316)                   65,952           694,471
         MFS Emerging Growth Portfolio (Cost $372,975)                                 29,825           374,603
                                                                                 -------------      ------------
                 Total (Cost $1,825,638)                                              174,170         1,858,486
                                                                                 -------------      ------------
 TRAVELERS SERIES FUND INC. (82.3%)
         Alliance Growth Portfolio (Cost $4,189,954)                                  248,800         5,386,524
         Van Kampen American Capital Enterprise Portfolio (Cost $2,745,990)           166,183         3,378,505
         TBC Managed Income Portfolio (Cost $460,715)                                  42,575           499,833
         Smith Barney High Income Portfolio (Cost $2,058,655)                         174,821         2,356,581
         Smith Barney International Equity Portfolio (Cost $2,502,509)                204,381         2,636,514
         Smith Barney Income and Growth Portfolio (Cost $2,845,949)                   177,517         3,385,246
         Smith Barney Money Market Portfolio (Cost $3,677,302)                      3,677,302         3,677,302
         Putnam Diversified Income Portfolio (Cost $1,142,999)                         97,083         1,209,657
         MFS Total Return Portfolio (Cost $3,168,501)                                 232,198         3,705,882
         AIM Capital Appreciation Portfolio (Cost $3,422,614)                         309,212         3,824,953
                                                                                 -------------      ------------
                 Total (Cost $26,215,188)                                           5,330,072        30,060,997
                                                                                 -------------      ------------

 GREENWICH STREET SERIES FUND (12.5%)
         Total Return Portfolio
                 Total (Cost $3,971,991)                                              258,893         4,561,699
                                                                                 -------------      ------------

 SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.1%)
         Select Growth Portfolio
                 Total (Cost $47,357)                                                   4,172            46,685
                                                                                 -------------      ------------
 TOTAL INVESTMENT OPTIONS (100%)
         (COST $32,060,174)                                                                         $36,527,867
                                                                                                    ============

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                           ZERO COUPON BOND          ZERO COUPON BOND          ZERO COUPON BOND
                                                            FUND PORTFOLIO            FUND PORTFOLIO            FUND PORTFOLIO
                                                             SERIES 1998               SERIES 2000               SERIES 2005
                                                      -----------------------     -----------------------   -----------------------
                                                          1997        1996           1997          1996        1997          1996
                                                          ----        ----           ----          ----        ----          ----
INVESTMENT INCOME:
Dividends ..........................................  $  14,195     $  11,484     $  28,920     $  22,438   $  37,278     $  21,875
                                                      ---------     ---------     ---------     ---------   ---------     ---------

EXPENSES:
Insurance charges ..................................      2,018         1,122         4,022         2,555       4,796         2,369
Administrative fees ................................        996           501         1,996         1,138       2,282         1,058
                                                      ---------     ---------     ---------     ---------   ---------     ---------
      Net investment income (loss) .................     11,181         9,861        22,902        18,745      30,200        18,448
                                                      ---------     ---------     ---------     ---------   ---------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold .................      9,939         3,588        16,664        11,330      21,083         6,922
    Cost of investments sold .......................     10,018         3,569        16,920        11,396      21,384         7,212
                                                      ---------     ---------     ---------     ---------   ---------     ---------

      Net realized gain (loss) .....................        (79)           19          (256)          (66)       (301)         (290)
                                                      ---------     ---------     ---------     ---------   ---------     ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year .......     (3,447)            -        (4,648)            -       2,224             -
    Unrealized gain (loss) end of year .............     (2,681)       (3,447)        1,746        (4,648)     32,155         2,224
                                                      ---------     ---------     ---------     ---------   ---------     ---------

      Net change in unrealized gain (loss)
        for the year ...............................        766        (3,447)        6,394        (4,648)     29,931         2,224
                                                      ---------     ---------     ---------     ---------   ---------     ---------
Net increase (decrease) in net assets
      resulting from operations ....................     11,868         6,433        29,040        14,031      59,830        20,382
                                                      ---------     ---------     ---------     ---------   ---------     ---------


UNIT TRANSACTIONS:
Participant premium payments .......................          -             -             -             -           -             -
Participant transfers from other Travelers accounts      38,179       212,787        52,711       447,366     179,106       457,424
Growth rate intra-fund transfer in .................    188,170             -       367,996             -     332,692             -
Contract surrenders ................................     (3,857)       (2,239)       (8,101)       (5,340)    (10,289)       (4,975)
Participant transfers to other Travelers accounts ..       (346)            -          (328)       (2,843)     (7,053)            -
Growth rate intra-fund transfer out ................   (188,170)            -      (367,996)            -    (332,692)            -
                                                      ---------     ---------     ---------     ---------   ---------     ---------

    Net increase in net assets resulting
      from unit transactions .......................     33,976       210,548        44,282       439,183     161,764       452,449
                                                      ---------     ---------     ---------     ---------   ---------     ---------

      Net increase in net assets ...................     45,844       216,981        73,322       453,214     221,594       472,831



NET ASSETS:
    Beginning of year ..............................    216,981             -       453,214             -     472,831             -
                                                      ---------     ---------     ---------     ---------   ---------     ---------
    End of year ....................................  $ 262,825     $ 216,981     $ 526,536     $ 453,214   $ 694,425     $ 472,831
                                                      =========     =========     =========     =========   =========     =========

                                                                VAN KAMPEN
        MFS EMERGING                                          AMERICAN CAPITAL                  TBC MANAGED
      GROWTH PORTFOLIO      ALLIANCE GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO              INCOME PORTFOLIO
------------------------   --------------------------    --------------------------    --------------------------
    1997          1996          1997          1996           1997           1996            1997          1996
    ----          ----          ----          ----           ----           ----            ----          ----
$     6,449    $       -     $       -    $    99,350      $       -    $     5,283      $       -    $    13,493
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


        836            -        30,645         13,339         18,789          8,988          3,443          1,970
        386            -        15,027          5,958          9,285          4,013          1,591            876
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------
      5,227            -       (45,672)        80,053        (28,074)        (7,718)        (5,034)        10,647
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------



      2,306            -       267,070        229,640        216,188        159,079         21,661          6,423
      2,000            -       212,972        202,194        163,555        145,576         20,987          6,511
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

        306            -        54,098         27,446         52,633         13,503            674            (88)
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

          -            -       288,913           (249)       168,800           (546)         1,378              -
      1,628            -     1,196,570        288,913        632,515        168,800         39,118          1,378
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

      1,628            -       907,657        289,162        463,715        169,346         37,740          1,378
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


      7,161            -       916,083        396,661        488,274        175,131         33,380         11,937
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------




          -            -             -              -              -              -              -              -
    368,833            -     1,949,577      2,374,269      1,320,465      1,548,355        175,937        300,251
     82,592            -     2,547,398              -      1,587,396              -        133,010              -
     (1,416)           -       (62,390)       (32,508)       (30,702)       (20,467)        (7,090)        (4,465)
          -            -      (132,624)      (118,101)       (73,860)       (77,047)       (10,151)             -
    (82,592)           -    (2,547,398)             -     (1,587,396)             -       (133,010)             -
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


    367,417            -     1,754,563      2,223,660      1,215,903      1,450,841        158,696        295,786
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

    374,578            -     2,670,646      2,620,321      1,704,177      1,625,972        192,076        307,723




          -            -     2,720,765        100,444      1,679,345         53,373        307,723              -
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

$   374,578    $       -   $ 5,391,411    $ 2,720,765    $ 3,383,522    $ 1,679,345    $   499,799    $   307,723
===========    =========   ===========    ===========    ===========    ===========    ===========    ===========

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                                    SMITH BARNEY                 SMITH BARNEY
                                                              HIGH INCOME PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIO
                                                            ---------------------------    ------------------------------
                                                                1997           1996            1997            1996
                                                                ----           ----            ----            ----
 INVESTMENT INCOME:
 Dividends .............................................    $         -     $    93,822     $         -     $     1,831
                                                            -----------     -----------     -----------     -----------

 EXPENSES:
 Insurance charges .....................................         15,991           9,312          18,268           9,881
 Administrative fees ...................................          8,008           4,148           9,036           4,398
                                                            -----------     -----------     -----------     -----------
       Net investment income (loss) ....................        (23,999)         80,362         (27,304)        (12,448)
                                                            -----------     -----------     -----------     -----------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
     Proceeds from investments sold ....................         85,083          28,023          75,395         139,666
     Cost of investments sold ..........................         75,982          26,546          62,664         129,802
                                                            -----------     -----------     -----------     -----------

       Net realized gain (loss) ........................          9,101           1,477          12,731           9,864
                                                            -----------     -----------     -----------     -----------
 Change in unrealized gain (loss) on investments:
     Unrealized gain (loss) beginning of year ..........         45,893             (75)        121,359           1,118
     Unrealized gain (loss) end of year ................        297,926          45,893         134,005         121,359
                                                            -----------     -----------     -----------     -----------

       Net change in unrealized gain (loss) for the year        252,033          45,968          12,646         120,241
                                                            -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets
       resulting from operations .......................        237,135         127,807          (1,927)        117,657
                                                            -----------     -----------     -----------     -----------

 UNIT TRANSACTIONS:
 Participant premium payments ..........................              -               -               -               -
 Participant transfers from other Travelers accounts ...        554,614       1,533,606         931,630       1,745,858
 Growth rate intra-fund transfer in ....................      1,473,688               -       1,797,156               -
 Contract surrenders ...................................        (30,494)        (19,601)        (33,954)        (19,973)
 Participant transfers to other Travelers accounts .....        (51,754)              -         (56,447)        (90,720)
 Growth rate intra-fund transfer out ...................     (1,473,688)              -      (1,797,156)              -
                                                            -----------     -----------     -----------     -----------

     Net increase in net assets resulting
       from unit transactions ..........................        472,366       1,514,005         841,229       1,635,165
                                                            -----------     -----------     -----------     -----------

       Net increase in net assets ......................        709,501       1,641,812         839,302       1,752,822



 NET ASSETS:
     Beginning of year .................................      1,646,928           5,116       1,802,276          49,454
                                                            -----------     -----------     -----------     -----------

     End of year .......................................    $ 2,356,429     $ 1,646,928     $ 2,641,578     $ 1,802,276
                                                            ===========     ===========     ===========     ===========

                                                                 SMITH BARNEY INCOME
                                                                 AND GROWTH PORTFOLIO
                                                             ---------------------------
                                                                1997            1996
                                                                ----            ----
 INVESTMENT INCOME:
 Dividends .............................................     $         -     $    28,917
                                                             -----------     -----------

 EXPENSES:
 Insurance charges .....................................          19,021           7,315
 Administrative fees ...................................           9,145           3,268
                                                             -----------     -----------
       Net investment income (loss) ....................         (28,166)         18,334
                                                             -----------     -----------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
     Proceeds from investments sold ....................         201,383         271,548
     Cost of investments sold ..........................         152,442         250,615
                                                             -----------     -----------

       Net realized gain (loss) ........................          48,941          20,933
                                                             -----------     -----------
 Change in unrealized gain (loss) on investments:
     Unrealized gain (loss) beginning of year ..........          94,212            (353)
     Unrealized gain (loss) end of year ................         539,297          94,212
                                                             -----------     -----------

       Net change in unrealized gain (loss) for the year         445,085          94,565
                                                             -----------     -----------
 Net increase (decrease) in net assets
       resulting from operations .......................         465,860         133,832
                                                             -----------     -----------

 UNIT TRANSACTIONS:
 Participant premium payments ..........................               -               -
 Participant transfers from other Travelers accounts ...       1,814,055       1,264,075
 Growth rate intra-fund transfer in ....................       1,453,728               -
 Contract surrenders ...................................         (41,259)        (18,817)
 Participant transfers to other Travelers accounts .....        (133,125)       (132,073)
 Growth rate intra-fund transfer out ...................      (1,453,728)              -
                                                             -----------     -----------

     Net increase in net assets resulting
       from unit transactions ..........................       1,639,671       1,113,185
                                                             -----------     -----------

       Net increase in net assets ......................       2,105,531       1,247,017



 NET ASSETS:
     Beginning of year .................................       1,284,417          37,400
                                                             -----------     -----------

     End of year .......................................     $ 3,389,948     $ 1,284,417
                                                             ===========     ===========

           SMITH BARNEY                         PUTNAM                                                        AIM CAPITAL
      MONEY MARKET PORTFOLIO         DIVERSIFIED INCOME PORTFOLIO       MFS TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO
-----------------------------        --------------------------        --------------------------      --------------------------
     1997             1996             1997             1996             1997             1996           1997             1996
     ----             ----             ----             ----             ----             ----           ----             ----
 $    195,839     $    152,658        $       -     $     35,287        $       -     $     63,619      $       -     $      2,310
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------


       34,989           28,570            6,944            3,873           21,280            8,753         24,568           13,032
       15,758           12,700            3,397            1,732           10,377            3,918         12,178            5,806
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------
      145,092          111,388          (10,341)          29,682          (31,657)          50,948        (36,746)         (16,528)
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------



   10,946,949       12,928,844          122,842            9,962          234,586           39,655        267,687          147,463
   10,946,949       12,928,844          115,772            9,686          195,175           37,947        209,800          130,930
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

            -                -            7,070              276           39,411            1,708         57,887           16,533
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

            -                -            6,406                -           96,283             (466)       146,685            1,010
            -                -           66,658            6,406          537,381           96,283        402,339          146,685
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

            -                -           60,252            6,406          441,098           96,749        255,654          145,675
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

      145,092          111,388           56,981           36,364          448,852          149,405        276,795          145,680
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------



   12,668,925       20,747,433                -                -                -                -              -                -
      341,272          674,596          549,032          634,085        1,382,323        1,858,163      1,341,655        2,286,291
      584,140                -          537,311                -        2,020,832                -      2,070,380                -
     (330,372)         (98,271)         (14,350)          (7,519)         (39,693)         (22,040)       (41,915)         (27,167)
  (12,649,679)     (19,426,566)         (45,017)               -          (34,999)         (61,027)       (86,881)        (121,065)
     (584,140)               -         (537,311)               -       (2,020,832)               -     (2,070,380)               -
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

       30,146        1,897,192          489,665          626,566        1,307,631        1,775,096      1,212,859        2,138,059
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

      175,238        2,008,580          546,646          662,930        1,756,483        1,924,501      1,489,654        2,283,739




    3,477,775        1,469,195          662,930                -        1,954,392           29,891      2,339,981           56,242
 ------------     ------------        ---------     ------------        ---------     ------------      ---------     ------------

 $  3,653,013     $  3,477,775     $  1,209,576     $    662,930     $  3,710,875     $  1,954,392   $  3,829,635     $  2,339,981
 ============     ============     ============     ============     ============     ============   ============     ============

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)



                                                              TOTAL RETURN PORTFOLIO            SELECT GROWTH PORTFOLIO
                                                            -----------------------------     --------------------------
                                                                1997            1996             1997           1996
                                                                ----            ----             ----           ----
 INVESTMENT INCOME:
 Dividends .............................................    $    182,798     $     41,671     $          -     $       -
                                                            ------------     ------------     ------------     ---------

 EXPENSES:
 Insurance charges .....................................          27,615           12,883              115             -
 Administrative fees ...................................          13,704            5,752               51             -
                                                            ------------     ------------     ------------     ---------
       Net investment income (loss) ....................         141,479           23,036             (166)            -
                                                            ------------     ------------     ------------     ---------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
     Proceeds from investments sold ....................         233,208          154,905              396             -
     Cost of investments sold ..........................         176,287          141,505              395             -
                                                            ------------     ------------     ------------     ---------

       Net realized gain (loss) ........................          56,921           13,400                1             -
                                                            ------------     ------------     ------------     ---------

 Change in unrealized gain (loss) on investments:
     Unrealized gain (loss) beginning of year ..........         298,602              505                -             -
     Unrealized gain (loss) end of year ................         589,708          298,602             (672)            -
                                                            ------------     ------------     ------------     ---------

       Net change in unrealized gain (loss) for the year         291,106          298,097             (672)            -
                                                            ------------     ------------     ------------     ---------
 Net increase (decrease) in net assets
       resulting from operations .......................         489,506          334,533             (837)            -
                                                            ------------     ------------     ------------     ---------


 UNIT TRANSACTIONS:
 Participant premium payments ..........................               -                -                -             -
 Participant transfers from other Travelers accounts ...       1,585,614        2,467,978           47,830             -
 Growth rate intra-fund transfer in ....................       2,672,412                -                -             -
 Contract surrenders ...................................         (57,298)         (30,992)            (311)            -
 Participant transfers to other Travelers accounts .....        (134,189)        (116,176)               -             -
 Growth rate intra-fund transfer out ...................      (2,672,412)               -                -             -
                                                            ------------     ------------     ------------     ---------
     Net increase in net assets resulting
       from unit transactions ..........................       1,394,127        2,320,810           47,519             -
                                                            ------------     ------------     ------------     ---------

       Net increase in net assets ......................       1,883,633        2,655,343           46,682             -



 NET ASSETS:
     Beginning of year .................................       2,677,771           22,428                -             -
                                                            ------------     ------------     ------------     ---------
     End of year .......................................    $  4,561,404     $  2,677,771     $     46,682     $       -
                                                            ============     ============     ============     =========


                                                                        COMBINED
                                                             -----------------------------
                                                                 1997             1996
                                                                 ----             ----
 INVESTMENT INCOME:
 Dividends .............................................     $    465,479     $    594,038
                                                             ------------     ------------

 EXPENSES:
 Insurance charges .....................................          233,340          123,962
 Administrative fees ...................................          113,217           55,266
                                                             ------------     ------------
       Net investment income (loss) ....................          118,922          414,810
                                                             ------------     ------------

 REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
     Proceeds from investments sold ....................       12,722,440       14,137,048
     Cost of investments sold ..........................       12,383,302       14,032,333
                                                             ------------     ------------

       Net realized gain (loss) ........................          339,138          104,715
                                                             ------------     ------------

 Change in unrealized gain (loss) on investments:
     Unrealized gain (loss) beginning of year ..........        1,262,660              944
     Unrealized gain (loss) end of year ................        4,467,693        1,262,660
                                                             ------------     ------------

       Net change in unrealized gain (loss) for the year        3,205,033        1,261,716
                                                             ------------     ------------
 Net increase (decrease) in net assets
       resulting from operations .......................        3,663,093        1,781,241
                                                             ------------     ------------


 UNIT TRANSACTIONS:
 Participant premium payments ..........................       12,668,925       20,747,433
 Participant transfers from other Travelers accounts ...       12,632,833       17,805,104
 Growth rate intra-fund transfer in ....................       17,848,901                -
 Contract surrenders ...................................         (713,491)        (314,374)
 Participant transfers to other Travelers accounts .....      (13,416,453)     (20,145,618)
 Growth rate intra-fund transfer out ...................      (17,848,901)               -
                                                             ------------     ------------
     Net increase in net assets resulting
       from unit transactions ..........................       11,171,814       18,092,545
                                                             ------------     ------------

       Net increase in net assets ......................       14,834,907       19,873,786



 NET ASSETS:
     Beginning of year .................................       21,697,329        1,823,543
                                                             ------------     ------------
     End of year .......................................     $ 36,532,236     $ 21,697,329
                                                             ============     ============

7.  SCHEDULE OF UNITS FOR SEPARATE ACCOUNT ONE
    FOR THE YEAR ENDED DECEMBER 31, 1997


                                        ZERO COUPON    ZERO COUPON    ZERO COUPON
                                         BOND FUND      BOND FUND      BOND FUND    MFS EMERGING     ALLIANCE
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO       GROWTH         GROWTH
                                        SERIES 1998    SERIES 2000    SERIES 2005    PORTFOLIO       PORTFOLIO
                                        -----------    -----------    -----------   ------------   -------------
Units beginning of year ............       211,610        447,140        475,491              -      2,063,437
Units purchased and transferred from
   other Travelers accounts ........       217,747        417,090        498,663        399,280      3,038,124
Units redeemed and transferred to
   other Travelers accounts ........      (185,267)      (374,414)      (341,426)       (71,606)    (1,896,919)
                                        -----------     ----------     ----------     ----------   ------------
Units end of year ..................       244,090        489,816        632,728        327,674      3,204,642
                                        ===========     ==========     ==========     ==========   ============

                                        VAN KAMPEN
                                         AMERICAN        TBC                        SMITH BARNEY   SMITH BARNEY
                                         CAPITAL        MANAGED     SMITH BARNEY    INTERNATIONAL   INCOME AND
                                        ENTERPRISE      INCOME       HIGH INCOME      EQUITY         GROWTH
                                         PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                        ----------     ----------   ------------    -------------  -----------
Units beginning of year ............     1,366,133        304,658      1,434,816      1,507,875      1,089,556
Units purchased and transferred from
   other Travelers accounts ........     2,022,172        296,438      1,695,480      2,183,812      2,427,490
Units redeemed and transferred to
   other Travelers accounts ........    (1,223,768)      (144,574)    (1,307,749)    (1,516,178)    (1,219,464)
                                        ----------     ----------     ----------     ----------   ------------
Units end of year ..................     2,164,537        456,522      1,822,547      2,175,509      2,297,582
                                        ==========     ==========     ==========     ==========   ============

                                                         PUTNAM
                                       SMITH BARNEY    DIVERSIFIED        MFS         AIM CAPITAL
                                       MONEY MARKET     INCOME        TOTAL RETURN   APPRECIATION   TOTAL RETURN
                                        PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                       ------------    -----------    ------------   ------------   ------------
Units beginning of year ............     3,328,723        621,538      1,716,546      2,020,691      2,070,519
Units purchased and transferred from
   other Travelers accounts ........    12,749,969        996,513      2,690,528      2,727,356      3,089,331
Units redeemed and transferred to
   other Travelers accounts ........   (12,709,131)      (552,651)    (1,687,563)    (1,766,118)    (2,108,099)
                                       ------------    -----------    -----------    -----------    -----------
Units end of year ..................     3,369,561      1,065,400      2,719,511      2,981,929      3,051,751
                                       ============    ===========    ===========    ===========    ===========

                                           SELECT
                                           GROWTH
                                          PORTFOLIO       COMBINED
                                        -----------    ------------
Units beginning of year ............              -      18,658,733
Units purchased and transferred from
   other Travelers accounts ........         46,559      35,496,552
Units redeemed and transferred to
   other Travelers accounts ........           (311)    (27,105,238)
                                        ------------   -------------
Units end of year ..................         46,248      27,050,047
                                        ============   =============

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Owners of Variable Life Insurance Contracts of The Travelers Variable
   Life Insurance Separate Account One:

We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account One as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account One as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account One or Separate Account One's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-SEP1 (Annual) (12-97) Printed in U.S.A.